SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Revenue Recognition (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Summary of Significant Accounting Policies
Revenue from sales of equipment	$ 6,873,504	$ 5,480,454	$ 11,020,511	$ 13,627,509	$ 15,117,845
Revenue from maintenance services	377,585	595,531	1,207,687	2,090,109	2,184,692
Revenue from leasing of equipment	536,401	632,556	1,236,517	1,234,320	1,109,840
Revenue from financing	2,775	3,937	7,397	12,019	12,935
Revenue	7,790,265	6,712,478	13,472,112	16,963,957	18,425,312
Equipment transferred at a point in time [Member]
Summary of Significant Accounting Policies
Revenue	6,873,504	5,480,454	11,020,511	13,627,509	15,117,845
Services rendered over time [Member]
Summary of Significant Accounting Policies
Revenue	$ 916,761	$ 1,232,024	$ 2,451,601	$ 3,336,448	$ 3,307,467